WARRANTS (Details Narrative)			3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 28, 2022 $ / shares shares	Apr. 11, 2022 $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Aug. 24, 2023 $ / shares shares	Jul. 26, 2023 $ / shares shares	Jun. 26, 2023 $ / shares shares	Jun. 20, 2023 $ / shares	Feb. 14, 2023 $ / shares shares	Sep. 22, 2022 $ / shares
Price per share														$ 0.25
Stock based compensation | $						$ 5,009,771	$ 8,141,501
Total stock based compensation | $							825,000
Measurement Input, Exercise Price [Member]
Warrant measurement input	1.00
Measurement Input, Share Price [Member]
Price per share	$ 1.12
Measurement Input, Expected Term [Member]
Expected term	5 years
Measurement Input, Price Volatility [Member]
Warrant measurement input	206
Measurement Input, Expected Dividend Rate [Member]
Warrant measurement input	0.0
Measurement Input, Risk Free Interest Rate [Member]
Warrant measurement input	3.88
GK Partners [Member]
Warrant to purchase shares | shares			105,000		105,000
Exercise price per share			$ 1.00		$ 1.00
Price per share												$ 0.70
Stock based compensation | $							7,316,971
Total stock based compensation | $							$ 7,316,971
GK Partners [Member] | Measurement Input, Exercise Price [Member]
Warrant measurement input		1.00
GK Partners [Member] | Measurement Input, Share Price [Member]
Price per share		$ 1.22
GK Partners [Member] | Measurement Input, Expected Term [Member]
Expected term		1 year 9 months
GK Partners [Member] | Measurement Input, Price Volatility [Member]
Warrant measurement input		699.79
GK Partners [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrant measurement input		0.0
GK Partners [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrant measurement input		2.44
Warrant [Member]
Warrant to purchase shares | shares													115,000
Exercise price per share	$ 1.00												$ 1.00
Expiry date of warrant	Dec. 31, 2027	Dec. 31, 2023
Warrant [Member] | David Volpe [Member]
Warrant to purchase shares | shares	500,000
Warrant [Member] | Bennett J. Yankowitz [Member]
Warrant to purchase shares | shares	250,000
Warrant [Member] | GK Partners [Member]
Warrant to purchase shares | shares		6,000,000	25,000		25,000				30,000	25,000	25,000		115,000
Exercise price per share		$ 1.00	$ 1.00		$ 1.00				$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00